16. Intangible assets (Details 2) - BRL (R$) R$ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost		R$ 8,494	R$ 4,666
Intangible assets, accumulated depreciation		(2,258)	(1,848)
Intangible assets, net		6,236	2,818	R$ 1,878
Lease [Member] | Right Of Use Paes Mendonca [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost	[1]	836	832
Intangible assets, accumulated depreciation	[1]	(56)	(13)
Intangible assets, net	[1]	780	819
Lease [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost		1,157	1,057
Intangible assets, accumulated depreciation		(321)	(158)
Intangible assets, net		836	899	95
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost		2,425	2,259
Intangible assets, accumulated depreciation		(1,110)	(1,111)
Intangible assets, net		1,315	1,148	1,107
Tradename [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost		3,062	39
Intangible assets, accumulated depreciation
Intangible assets, net		3,062	39	39
Commercial Rights [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost		135	111
Intangible assets, accumulated depreciation
Intangible assets, net		135	111	86
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost		1,715	1,200
Intangible assets, accumulated depreciation		(827)	(579)
Intangible assets, net		888	621	551
Software [Member] | Lease [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost		321	225
Intangible assets, accumulated depreciation		(265)	(145)
Intangible assets, net		56	80	95
Total Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost		7,337	3,609
Intangible assets, accumulated depreciation		(1,937)	(1,690)
Intangible assets, net		R$ 5,400	R$ 1,919	R$ 1,783

[1]	Correspond to the premium paid for the renewal of the agreement with Paes Mendonca to operate certain stores for a 30-years term